Consolidated Statements of Cashflows (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income	$ 218,320	$ 11,361
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation, depletion and amortization	239,643	21,216
Accretion of asset retirement obligation	630	100
Deferred taxes	112,468
Contribution for allocation of general and administrative expenses		32,978
Gain from sale of undeveloped oil and gas properties	(1,236,200)
Changes in operating assets and liabilities:
Accounts receivable - oil and gas sales	(399,177)	(1,818)
Prepaid expenses	(9,714)	164,971
Accounts payable and accrued liabilities	242,899	23,368
Net cash provided by (used in) provided by operating activities	(831,131)	252,176
Cash flows from investing activities:
Additions to property and equipment	(252,425)
Additions to oil and gas properties	(2,918,128)	(251,627)
Proceeds from sale of undeveloped oil and gas properties	2,119,200
Net cash used in investing activities	(1,051,353)	(251,627)
Cash flows from financing activities:
Cash advance from affiliate	300,000
Net cash provided by financing activities	300,000
Net increase in cash and cash equivalents	(1,582,484)	549
Cash and cash equivalents at beginning of period	2,118,533	12,990
Cash and cash equivalents at end of period	536,049	13,539
Non-cash investing and financing activities:
Addition to oil and gas properties through increase in accrued joint interest billings payable	10,196,948	171,373
Addition to oil and gas properties through increase in payable to arabella petroleum company llc		$ 843,879